RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Related Party Receivables, Current	$ 5,559	$ 6,274
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 5,559	6,274
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 12	8
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 2,510	1,251
Current receivables [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
ID No	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Maturity	—
Related Party Receivables, Current	$ 0	575
Current receivables [Member] | Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Nature of Relationship	Joint Venture
Country	Brazil
Currency	Brazilian Real
Related Party Receivables, Current		829
Current receivables [Member] | Colbun S. A. [Member]
Statement [Line Items]
ID No	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 72	0
Current receivables [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
ID No	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 651	866
Current receivables [Member] | Fundación Acerca Redes [Member]
Statement [Line Items]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 165	968
Current receivables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Related Party Receivables, Current		369
Current receivables [Member] | E2E S.A. One [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	10-may-21
Related Party Receivables, Current	$ 402	460
Current receivables [Member] | E2E S.A. Two [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	27-Apr-21
Related Party Receivables, Current	$ 382	0
Current receivables [Member] | CMPC Maderas S.A [Member]
Statement [Line Items]
ID No	95.304.000-K
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	—
Related Party Receivables, Current	$ 0	21
Current receivables [Member] | CMPC Tissue S.A. [Member]
Statement [Line Items]
ID No	96.529.310-8
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 383	0
Current receivables [Member] | E2E S.A. Three [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	28-Oct-21
Related Party Receivables, Current	$ 252	288
Current receivables [Member] | E2E S.A. Four [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	31-Jul-23
Related Party Receivables, Current	$ 570	0
Current receivables [Member] | E2E S.A. Five [Member]
Statement [Line Items]
ID No	76.218.856-2
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 160	639
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 2,577	3,739
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 181	139
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 465	694
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 229	236
Current payables [Member] | Compañía de Petróleos de Chile S.A.
Statement [Line Items]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1,682	2,657
Current payables [Member] | Adm. de ventas al detalle Arco Prime Ltda [Member]
Statement [Line Items]
ID No	77.215.640-5
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Related Party Payables, Current	$ 0	1
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	7
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 12	0
Current payables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
Nature of Relationship	Subsidiary of joint venture
Country	Portugal
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 1	0
Current payables [Member] | Air BP Copec S.A. [Member]
Statement [Line Items]
ID No	96.942.120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 3	$ 5